Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value of $5.00 per share)
Amount Registered | shares	3,853,017
Maximum Aggregate Offering Price	$ 1,815,194,839.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 250,678.41
Rule 457(f)	true
Amount of Securities Received | shares	3,853,017
Value of Securities Received, Per Share	471.11
Value of Securities Received	$ 1,815,194,838.87
Fee Note MAOP	$ 1,815,194,838.87
Offering Note	(1) Represents the maximum number of shares of the Registrant's common stock, par value $5.00 per share (the "PNC common stock"), estimated to be issuable upon completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of September 5, 2025 (the "merger agreement" and such transactions, the "transactions"), by and among the Registrant, Summit Merger Sub I, Inc. and FirstBank Holding Company ("FBHC"), based upon the maximum number of shares of FBHC Class A common stock and FBHC Class B common stock ("FBHC common stock") and Series A Preferred Stock, no par value of FBHC ("FBHC Series A preferred stock") outstanding as of September 30, 2025 or issuable or that may be assumed or exchanged (including in respect of equity based awards) in connection with the transactions, collectively equal to approximately 3,853,017. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of shares as may become issuable as a result of stock splits, stock dividends, or similar transactions. (2) Pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act of 1933 as amended (the "Securities Act") and estimated solely for the purpose of calculating the registration fee required by Section 6(b) thereunder, the proposed maximum aggregate offering price is based on (a) the sum of (i) the book value for shares of FBHC Class A common stock on September 30, 2025 ($471.11 per share) multiplied by the maximum number of such shares that issuable or that may be assumed or exchanged for the securities being registered, (ii) the book value for shares of FBHC Class B common stock on September 30, 2025 ($471.11 per share) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered and (iii) the book value for shares of FBHC Series A preferred stock on September 30, 2025 ($471.11 per share) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered less (b) the estimated amount of cash to be paid by the Registrant to FBHC shareholders pursuant to the terms of the merger agreement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	7.250% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series X, par value of $1,000 per share
Amount Registered | shares	115,200
Maximum Aggregate Offering Price	$ 115,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,909.12
Rule 457(f)	true
Amount of Securities Received | shares	115,200
Value of Securities Received, Per Share	1,000.00
Value of Securities Received	$ 115,200,000.00
Fee Note MAOP	$ 115,200,000.00
Offering Note	(3) Represents the estimated maximum number of shares of 7.250% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series X, par value of $1,000 per share, of the Registrant ("New PNC preferred stock") estimated to be issuable to holders of record of 7.250% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series B, par value of $1,000 per share ("FBHC Series B preferred stock") in connection with the transactions. This number is based on the total number of shares of FBHC Series B preferred stock outstanding as of September 30, 2025, and the exchange of each such share for a share of New PNC preferred stock, pursuant to the merger agreement. (4) Pursuant to Rule 457(f)(2) under the Securities Act and estimated solely for the purpose of calculating the registration fee required by Section 6(b) thereunder, the aggregate offering price is (x) the book value per share of the FBHC Series B preferred stock as of September 30, 2025 ($1,000) multiplied by (y) the maximum number of shares of New PNC preferred stock to be converted in connection with the transactions (115,200).